Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Schedule Of Long-Term Debt

December 31,	2011		2010
(In thousands)	Outstanding Balance	Average Rate	Outstanding Balance	Average Rate
Total Federal Home Loan Bank advances by year of maturity:
2011	$-	-	$16,460	1.99%
2012	15,500	2.09%	15,500	2.09%
2013	75,500	1.11%	500	4.03%
2014	75,500	1.61%	500	4.23%
2015	51,000	2.00%	-	-
2016	1,000	2.05%	-	-
Thereafter	303,314	3.02%	302,342	3.02%
Total	$521,814	2.41%	$335,302	2.93%
Total broker repurchase agreements by year of maturity:
2016	$75,000	4.05%	$75,000	4.05%
Thereafter	225,000	4.03%	225,000	4.03%
Total	$300,000	4.04%	$300,000	4.04%
Other borrowings by year of maturity:
2011	$-	-	$63	7.97%
2012	69	7.97%	69	7.97%
2013	74	7.97%	74	7.97%
2014	81	7.97%	81	7.97%
2015	87	7.97%	87	7.97%
2016	94	7.97%	94	7.97%
Thereafter	963	7.97%	963	7.97%
Total	$1,368	7.97%	$1,431	7.97%
Total combined long-term debt by year of maturity:
2011	$-	-	$16,523	2.01%
2012	15,569	2.12%	15,569	2.12%
2013	75,574	1.11%	574	4.54%
2014	75,581	1.62%	581	4.75%
2015	51,087	2.01%	87	7.97%
2016	76,094	4.03%	75,094	4.05%
Thereafter	529,277	3.46%	528,305	3.46%
Total	$823,182	3.01%	$636,733	3.46%